Condensed Financial Information of the Parent Company	12 Months Ended
Jun. 30, 2020
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 22 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The following is the condensed financial information of the Company on a parent company only basis.

E-HOME HOUSEHOLD SERVICE HOLDINGS LIMITED

BALANCE SHEETS

	As of June 30,
	2020	2019
ASSETS
Investment in subsidiaries and VIEs	32,762,819	28,215,237
Total assets	$32,762,819	$28,215,237

LIABILITIES AND SHAREHOLDERS’ EQUITY

Total liabilities	$-	$-

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized; 28,000,000 shares issued and outstanding	2,800	2,800
Additional paid-in capital	3,667,957	3,932,786
Retained earnings	31,059,450	25,409,999
Accumulated other comprehensive loss	(1,967,388)	(1,130,348)
Total equity of the Company’s shareholders	32,762,819	28,215,237
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$32,762,819	$28,215,237

E-HOME HOUSEHOLD SERVICE HOLDINGS LIMITED

Statements of Income and Comprehensive Income

	Years Ended June 30,
	2020	2019	2018
Share of income of subsidiaries and VIEs	5,649,451	10,233,775	9,681,207

Net income	$5,649,451	$10,233,775	$9,681,207
Other comprehensive income (loss):	-	-	-
Foreign currency translation adjustment, net of nil tax	$(837,040)	$(729,348)	$58,355

Total comprehensive income	$4,812,411	$9,504,427	$9,739,562

(a) Basis of Presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Share of profit in subsidiaries and VIEs” on the condensed statements of income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiary and VIE subsequently report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

(b) Shareholders’ Equity

On September 24, 2018, the Company issued 50,000 ordinary shares with par value of $1 to its shareholders.

On May 23, 2019, the Company subdivided its 50,000 ordinary shares into 500,000,000 ordinary shares. The authorized ordinary shares became 500,000,000 shares and the par value changed from US$1 to US$0.0001. On the same day, the Company cancelled 472,000,000 ordinary shares. As a result, the Company has 28,000,000 ordinary shares issued and outstanding. Accordingly, all share and per share information has been restated to retroactively show the effect of this recapitalization.